Other Operating Income/(Expenses) - Summary of Other Operating Income Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other operating income expense [abstract]
Brazilian tax credits	$ 49	$ 44	$ 201
Government grants	384	374	311
Net gain on disposal of property, plant and equipment, intangible assets and assets held for sale	88	73	82
License income	32	31	27
Net rental and other operating income	226	256	220
Other operating income/(expenses)	$ 779	$ 778	$ 841	[1]

[1]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(expense). The 2022 presentation were amended to conform to the 2023 and 2024 presentation.